Client Name:
Client Project Name:	HOMES 2026-AFC1
Start - End Dates:	5/19/2023 - 1/23/2026
Deal Loan Count:	225

Conditions Report 2.0

Loans in Report:	225
Loans with Conditions:	51

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Property Valuations Review Scope
1 - Category: Property
61 - Total Satisfied Conditions

57 - Credit Review Scope
14 - Category: Application
3 - Category: Assets
1 - Category: DTI
2 - Category: Income/Employment
6 - Category: Insurance
7 - Category: Legal Documents
1 - Category: LTV/CLTV
23 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
3 - Category: Property
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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